Retirement Benefits (Weighted Average Actuarial Assumptions Utilized) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Plan
Weighted average assumptions:
Discount rate (for expense)	3.40%	4.10%
Expected return on plan assets	6.64%	7.06%
Rate of compensation increase (for expense)	1.77%	2.44%
Discount rate (for benefit obligation)	3.07%	3.40%
Rate of compensation increase (for benefit obligation)	1.73%	1.77%
Postretirement Benefits
Weighted average assumptions:
Discount rate (for expense)	3.64%	4.12%
Expected return on plan assets	0.00%	0.00%
Rate of compensation increase (for expense)	0.00%	0.00%
Discount rate (for benefit obligation)	3.21%	3.64%
Rate of compensation increase (for benefit obligation)	0.00%	0.00%
Domestic Plan | Pension Plan
Weighted average assumptions:
Discount rate (for expense)	4.58%	4.71%
Expected return on plan assets	7.95%	8.72%
Rate of compensation increase (for expense)	0.00%	2.00%
Discount rate (for benefit obligation)	3.86%	4.58%
Domestic Plan | Postretirement Benefits
Weighted average assumptions:
Discount rate (for expense)	4.12%	4.36%
Expected return on plan assets	0.00%	0.00%
Rate of compensation increase (for expense)	0.00%	0.00%
Discount rate (for benefit obligation)	3.67%	4.12%
Foreign Plan | Pension Plan
Weighted average assumptions:
Discount rate (for expense)	2.69%	3.71%
Expected return on plan assets	6.07%	6.36%
Rate of compensation increase (for expense)	2.85%	2.72%
Discount rate (for benefit obligation)	2.58%	2.69%
Rate of compensation increase (for benefit obligation)	2.80%	2.85%
Foreign Plan | Postretirement Benefits
Weighted average assumptions:
Discount rate (for expense)	3.42%	4.00%
Expected return on plan assets	0.00%	0.00%
Rate of compensation increase (for expense)	0.00%	0.00%
Discount rate (for benefit obligation)	2.97%	3.42%
Rate of compensation increase (for benefit obligation)	0.00%	0.00%